Segments (Details) - Schedule of Non-Current Assets - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Segments (Details) - Schedule of Non-Current Assets [Line Items]
Non-Current Assets	$ 58,168,708	$ 51,594,698
Canada [Member]
Segments (Details) - Schedule of Non-Current Assets [Line Items]
Non-Current Assets	20,480,112	20,587,675
Israel [Member]
Segments (Details) - Schedule of Non-Current Assets [Line Items]
Non-Current Assets	$ 37,688,596	$ 31,007,023